Investments - Schedule of investments (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Mar. 31, 2025
Disclosure of Investments [Abstract]
Marketable securities	$ 21,815	$ 21,016
Equity securities of private companies	1,184	429
Funds	2,659	2,691
Investments, Total	$ 25,658	$ 24,136